UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	   Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
   Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 	Raleigh, NC 	May 2, 2007

Additional Information: The investment manager, Himanshu H. Shah, does not participate in proxy voting for positions listed under column 8 in the section denoting no proxy voting. The client, Pennsylvania Public School Employees Retirement System votes on proxies relevant to the securities that we buy on their behalf.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: 125,506 (thousands)


List of Other Included Managers:	NONE

                                             FORM 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4COLUMN 5           COLUMN 6 COLUMN 7   COLUMN 8

                                                        VALUE   SHRS OR  SH/ PUT/  INVESTMEN OTHER     VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)PRN AMT  PRN CALL  DISCRETIOMANAGERS     SOLE    SHARE  NONE
ABITIBI-CONSOLIDATED        COM              003924 10 7  6775   2402450 SH        SOLE                 2232450         170000
AEGON N V                   ORD AMER REG     007924 10 3  4118    206600 SH        SOLE                  206600       n/a
BRILLIANCE CHINA AUTO       SPONSORED ADR    10949Q 10 5  5728    231430 SH        SOLE                  231430       n/a
CELESTICA INC               SUB VTG SHS      15101Q 10 8  5990    977179 SH        SOLE                  882179          95000
CHINA TELECOM CORP          SPON ADR H SHS   169426 10 3  4989    101880 SH        SOLE                   91880          10000
CHINA UNICOM LTD            SPONSORED ADR    16945R 10 4  6360    449470 SH        SOLE                  414470          35000
CHINA YUCHAI INTL           COM              G21082 10 5  7522    943748 SH        SOLE                  907848          35900
CHIQUITA BRANDS INTL        COM              170032 80 9  8510    606975 SH        SOLE                  566975          40000
DOW JONES & CO INC          COM              260561 10 5  3337     96810 SH        SOLE                   86810          10000
HUANENG PWR INTL INC        SPON ADR H SHS   443304 10 0  4924    141700 SH        SOLE                  141700       n/a
KT CORP                     SPONSORED ADR    48268K 10 1  4738    211590 SH        SOLE                  201590          10000
LEAPFROG ENTERPRISES        CL A             52186N 10 6  4974    464840 SH        SOLE                  419840          45000
LEGG MASON INC              COM              524901 10 5   471      5000 SH        SOLE                       0           5000
LG PHILIP LCD CO LTD        SPONS ADR REP    50186V 10 2  4368    249900 SH        SOLE                  214900          35000
MARSH & MCLENNAN COS        COM              571748 10 2  3136    107070 SH        SOLE                   85070          22000
MILACRON INC                COM              598709 10 3   475    720340 SH        SOLE                  720340       n/a
MITSUBISHI UFJ FINL GRP     SPONSORED ADR    606822 10 4  1423    126400 SH        SOLE                  126400       n/a
NEC CORP                    ADR              629050 20 4  4142    775447 SH        SOLE                  775447       n/a
NEW YORK TIMES CO           CL A             650111 10 7  2104     89500 SH        SOLE                   64500          25000
NTT DOCOMO INC              SPONS ADR        62942M 20 1  3270    177430 SH        SOLE                  177430       n/a
QIMONDA                     SPONS ADR        746904101    3752    261300 SH        SOLE                  246300          15000
ROYAL DUTCH SHELL PLC       SPONS ADR A      780259 20 6  2995     45168 SH        SOLE                   45168       n/a
SCOR                        SPONSORED ADR    80917Q 10 6  4096   1511440 SH        SOLE                 1511440       n/a
SHANDA INTERACTIVE          SPONSORED ADR    81941Q 20 3  4015    149552 SH        SOLE                  134552          15000
SIFY LIMITED                SPONSORED ADR    82655M107     350     40500 SH        SOLE                   40500       N/A
TECHNIP NEW                 SPONSORED ADR    878546 20 9  3545     48625 SH        SOLE                   48625       n/a
TELE NORTE LESTE            SPON ADR PFD     879246 10 6  7710    557050 SH        SOLE                  507050          50000
UTSTARCOM INC               COM              918076 10 0  7851    947058 SH        SOLE                  897058          50000
VITRO SOCIEDAD ANONIMA      SPONSORED ADR    928502 30 1  1138    176920 SH        SOLE                  176920       n/a
YANZHOU COAL MNG CO         SPON ADR H SHS   984846 10 5  2700     56150 SH        SOLE                   56150       n/a
                                                        125506